Long-term Debt and Capital Structure (Tables)	9 Months Ended
Sep. 30, 2020
Borrowings [Abstract]
Schedule of Long Term Debt
As at	Notes	September 30, 2020	December 31, 2019
Revolving Term Debt (1)	A	-	265
U.S. Dollar Denominated Unsecured Notes	B	7,868	6,492
Total Debt Principal		7,868	6,757
Debt Discounts and Transaction Costs		(71)	(58)
Long-Term Debt		7,797	6,699
(1)	Revolving term debt may include Bankers’ Acceptances, London Interbank Offered Rate based loans, prime rate loans and U.S. base rate loans.

Schedule Remaining Principal Amounts of U.S. Dollar Denominated Unsecured Notes

The remaining principal amounts of the Company’s U.S. dollar denominated unsecured notes are:

As at September 30, 2020	US$ Principal Amount
3.00% due August 15, 2022	500
3.80% due September 15, 2023	450
5.38% due July 15, 2025	1,000
4.25% due April 15, 2027	962
5.25% due June 15, 2037	583
6.75% due November 15, 2039	1,390
4.45% due September 15, 2042	155
5.20% due September 15, 2043	58
5.40% due June 15, 2047	800
5,898

Summary of Net Debt to Adjusted EBITDA

Net Debt to Adjusted EBITDA

As at	September 30, 2020	December 31, 2019
Short-Term Borrowings	137	-
Long-Term Debt	7,797	6,699
Less: Cash and Cash Equivalents	(404)	(186)
Net Debt	7,530	6,513

Net Earnings (Loss)	(2,113)	2,194
Add (Deduct):
Finance Costs	526	511
Interest Income	(7)	(12)
Income Tax Expense (Recovery)	(688)	(797)
Depreciation, Depletion and Amortization	3,196	2,249
E&E Write-Down	104	82
Unrealized (Gain) Loss on Risk Management	(1)	149
Foreign Exchange (Gain) Loss, Net	29	(404)
Re-measurement of Contingent Payment	(70)	164
(Gain) Loss on Divestitures of Assets	(9)	(2)
Other (Income) Loss, Net	(67)	(11)
Adjusted EBITDA (1)	900	4,123

Net Debt to Adjusted EBITDA	8.4x	1.6x
(1)	Calculated on a trailing twelve-month basis.

Summary of Net Debt to Capitalization	Net Debt to Capitalization
As at	September 30, 2020	December 31, 2019
Net Debt	7,530	6,513
Shareholders’ Equity	17,032	19,201
	24,562	25,714

Net Debt to Capitalization	31%	25%